Financial risks (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management [Abstract]
Disclosure of detailed information about foreign currency risk [Table Text Block]
		December 31,
	2021	2020
	$	$

Cash and cash equivalents	23,755	90,638
Amounts receivable	2,600	1,709
Other assets	1,319	1,327
Accounts payable and accrued liabilities	(117)	(110)
Revolving credit facility	(50,000)	(50,000)

Net exposure, in U.S. dollars	(22,443)	43,564

Equivalent in Canadian dollars	(28,453)	55,466

Disclosure of detailed information about liquidity risk [Table Text Block]
						As at December 31, 2021
	Total					Estimated annual payments
	amount
	payable	Maturity	2022	2023	2024	2025	2026-2029
	$		$	$	$	$	$

Conv. debentures	312,000	December 31, 2022	312,000	-	-	-	-
Revolving credit facility(i)	128,788	July 30, 2025	4,297	4,297	4,297	115,897	-
Equipment financings	3,969	October 10, 2025	1,584	1,664	393	328	-
Lease liabilities	20,213	December 31, 2029	9,388	2,919	1,478	1,291	5,137
	464,970		327,269	8,880	6,168	117,516	5,137

(i)  The interest payable is based on the actual interest rates and foreign exchange rates as at December 31, 2021.